Accumulated Other Comprehensive Loss (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive loss, net of taxes
Balance at the beginning of the period			$ (767,569)
Other comprehensive income (loss) before reclassifications			135,003		(279,193)
Amount reclassified from AOCI			552,085		499,949
Net other comprehensive income (loss)	227,753		687,088		(779,142)
Balance at the end of the period	(80,481)		(80,481)		(767,569)
Realized gain/(loss) on sale of marketable securities	(58,289)		(552,085)		499,949
Net loss	(4,590,961)	(3,705,459)	(8,367,818)	(4,931,128)	(10,049,784)	(4,402,947)
Foreign Currency Translation
Accumulated other comprehensive loss, net of taxes
Balance at the beginning of the period			(130,791)
Other comprehensive income (loss) before reclassifications			34,327		(142,364)
Net other comprehensive income (loss)			34,327
Balance at the end of the period	(96,464)		(96,464)		(130,791)
Unrealized Gain (Loss) on Available-for-Sale Securities
Accumulated other comprehensive loss, net of taxes
Balance at the beginning of the period			(636,778)
Other comprehensive income (loss) before reclassifications			100,676		(136,829)
Amount reclassified from AOCI			552,085		499,949
Net other comprehensive income (loss)			652,761
Balance at the end of the period	15,983		15,983		(636,778)
Unrealized Gain (Loss) on Available-for-Sale Securities | Reclassification from AOCI
Accumulated other comprehensive loss, net of taxes
Realized gain/(loss) on sale of marketable securities			(552,085)		(499,949)
Net loss			$ (552,085)		$ 499,949